Cover	Aug. 13, 2024
Cover [Abstract]
Entity Registrant Name	iCoreConnect Inc.
Entity Central Index Key	0001906133
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 13, 2024
Entity Ex Transition Period	false
Entity File Number	001-41309
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-2462502
Entity Address Address Line 1	529 Crown Point Road
Entity Address Address Line 2	Suite 250
Entity Address City Or Town	Ocoee
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34761
City Area Code	888
Local Phone Number	810-7706
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ICCT
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false